Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2024
Statement of cash flows [abstract]
Net debt reconciliation
This section sets out an analysis of net debt and the movements in net debt for each of the periods presented.

	June 30,
Net debt	2024	2023

	(In thousands of US Dollars)
Cash and cash equivalents	11,081	2,060
Borrowings and other financial liabilities	(12,821)	(26,946)
Lease liabilities	(433)	(54)
Net debt	(2,172)	(24,940)

Net debt movements	Net debt movements:

	Liabilities from financing activities
	Borrowings and other financial liabilities	Leases

	(In thousands of US Dollars)
Net debt as of July 1, 2021	(15,431)	(137)
Proceeds from loan from related party	(1,838)	—
Capital contribution (excluding tax impact)	2,315	—
Fixed payments	—	46
Interest payments	(2,109)	(10)
Interest expense	1,431	8
Net debt as of July 1, 2022	(15,632)	(93)
Proceeds from loan from related party	(11,138)	—
Capital contribution (excluding tax impact)	1,517	—
Fixed payments	—	43
Interest expense	(2,461)	(6)
Foreign exchange differences	767	3
Net debt as of June 30, 2023	(26,946)	(53)
Proceeds from loans	(35,285)	—
Additions	(5,000)	(394)
Conversion of loans from AgCentral Energy Ltd	34,447	—
Conversion of loans from Nabors Lux	15,000	—
Fair value of embedded derivatives	5,486	—
Fixed payments	—	55
Interest expense	(522)	(23)
Foreign exchange differences	—	(18)
Net debt as of June 30, 2024	(12,821)	(433)